Restricted Cash and Cash Equivalents Restricted Cash and Cash Equivalents (Details) (USD $)								3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2006 Senior Notes [Member]	Dec. 31, 2012 Sabine Pass LNG, LP [Member]	Dec. 31, 2011 Sabine Pass LNG, LP [Member] Senior Notes Interest Payments [Member]	Dec. 31, 2011 Sabine Pass LNG, LP [Member] Debt Service Reserve Fund [Member]	Mar. 31, 2013 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Dec. 31, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Oct. 31, 2012 2020 Notes [Member] Senior Notes [Member]	Mar. 31, 2013 2020 Notes [Member] Sabine Pass LNG, LP [Member]	Dec. 31, 2012 2020 Notes [Member] Sabine Pass LNG, LP [Member] Senior Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument principal amount				$ 2,032,000,000	$ 2,216,000,000					$ 420,000,000	$ 420,000,000	$ 420,000,000
Debt instrument fixed charge coverage ratio								2	2
Current restricted cash and cash equivalents	55,439,000	17,386,000	13,732,000			13,700,000
Non-current restricted cash and cash equivalents	$ 76,106,000	$ 76,106,000	$ 82,394,000				$ 82,400,000